SHARE CAPITAL (Schedule of Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2019 Years $ / shares	Dec. 31, 2018 Years $ / shares	Dec. 31, 2017 Years $ / shares
Disclosure of classes of share capital [abstract]
Ordinary share price	$ 2.94	$ 6.31	$ 5.95
Exercise price	$ 3.12	$ 5.35	$ 5.95
Dividend yield
Expected volatility	71.00%	68.00%	73.77%
Risk-free interest rate	1.86%	2.23%	1.67%
Expected life - in years | Years	9.37	4.07	7.94